CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Operations
REVENUES	$ 594,834	$ 0	$ 761,042	$ 0
Cost of sales	288,761	0	207,570	0
Gross profit	306,073	0	553,472	0
Research and development expenses	2,201,131	443,188	646,756	2,193,838
Loss on sale of research and development inventory	0	1,934,630	1,934,630	0
Plasma center operating expenses	1,327,761	1,191,243	1,163,148	1,876,644
General and administrative expenses	2,446,043	932,248	1,431,894	1,425,951
TOTAL OPERATING EXPENSES	5,974,935	4,501,309	5,176,428	5,496,433
LOSS FROM OPERATIONS	(5,668,862)	(4,501,309)	(4,622,956)	(5,496,433)
OTHER INCOME (EXPENSE), NET	1,471	(768,130)	(1,601,269)	(451,279)
LOSS BEFORE INCOME TAXES	(5,667,391)	(5,269,439)	(6,224,225)	(5,947,712)
State income tax benefit	617,615	320,765	320,765	0
NET LOSS	$ (5,049,776)	$ (4,948,674)	$ (5,903,460)	$ (5,947,712)
NET LOSS PER SHARE - BASIC AND DILUTED	$ (1.27)	$ (14.08)	$ (16.72)	$ (16.92)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC AND DILUTED	3,988,005	351,535	353,098	351,535